PSF PGIM JENNISON BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 97.5%
Common Stocks
Aerospace & Defense — 1.8%
Airbus SE (France)*	377,282	$45,617,247
Raytheon Technologies Corp.	555,791	55,062,214
		100,679,461
Automobiles — 5.8%
General Motors Co.*	1,090,124	47,682,024
Tesla, Inc.*	265,818	286,445,477
		334,127,501
Banks — 5.5%
Bank of America Corp.	1,916,922	79,015,525
Citigroup, Inc.	521,039	27,823,483
JPMorgan Chase & Co.	617,219	84,139,294
PNC Financial Services Group, Inc. (The)	327,348	60,379,338
Truist Financial Corp.	1,092,659	61,953,765
		313,311,405
Beverages — 0.7%
PepsiCo, Inc.	246,730	41,297,667
Building Products — 1.3%
Johnson Controls International PLC	1,097,751	71,979,533
Capital Markets — 2.1%
Blackstone, Inc.	313,751	39,827,552
Goldman Sachs Group, Inc. (The)	239,754	79,142,795
		118,970,347
Chemicals — 1.5%
Linde PLC (United Kingdom)	279,016	89,126,081
Communications Equipment — 0.7%
Cisco Systems, Inc.	692,428	38,609,785
Consumer Finance — 1.3%
Capital One Financial Corp.	322,974	42,403,256
SLM Corp.(a)	1,809,677	33,225,670
		75,628,926
Containers & Packaging — 1.3%
Crown Holdings, Inc.	621,156	77,700,404
Electric Utilities — 0.6%
NextEra Energy, Inc.	396,168	33,559,391
Energy Equipment & Services — 0.4%
Schlumberger NV	539,849	22,301,162
Entertainment — 2.0%
Netflix, Inc.*	172,414	64,584,560
ROBLOX Corp. (Class A Stock)*(a)	168,626	7,797,266
Spotify Technology SA*	141,933	21,434,722
Walt Disney Co. (The)*	158,186	21,696,792
		115,513,340
Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	25,722	6,461,881
Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	84,208	48,491,177
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Walmart, Inc.	428,409	$63,798,668
		112,289,845
Food Products — 0.9%
Mondelez International, Inc. (Class A Stock)	824,252	51,746,541
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	592,655	70,146,646
Intuitive Surgical, Inc.*	107,399	32,400,130
		102,546,776
Health Care Providers & Services — 2.4%
Centene Corp.*	388,351	32,695,271
Cigna Corp.	95,427	22,865,263
Laboratory Corp. of America Holdings*	159,898	42,158,707
UnitedHealth Group, Inc.	79,389	40,486,008
		138,205,249
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc. (Class A Stock)*	311,950	53,580,532
Chipotle Mexican Grill, Inc.*	11,361	17,973,443
McDonald’s Corp.	152,795	37,783,147
Royal Caribbean Cruises Ltd.*(a)	405,964	34,011,664
		143,348,786
Household Products — 0.7%
Procter & Gamble Co. (The)	276,825	42,298,860
Insurance — 3.1%
Chubb Ltd.	362,217	77,478,216
Marsh & McLennan Cos., Inc.	294,913	50,259,074
MetLife, Inc.	754,489	53,025,487
		180,762,777
Interactive Media & Services — 6.9%
Alphabet, Inc. (Class A Stock)*	72,779	202,423,872
Alphabet, Inc. (Class C Stock)*	36,305	101,399,502
Match Group, Inc.*	192,219	20,901,894
Meta Platforms, Inc. (Class A Stock)*	146,437	32,561,731
Snap, Inc. (Class A Stock)*	1,107,114	39,845,033
		397,132,032
Internet & Direct Marketing Retail — 5.1%
Amazon.com, Inc.*	64,540	210,397,173
MercadoLibre, Inc. (Brazil)*	67,721	80,552,775
		290,949,948
IT Services — 5.7%
Adyen NV (Netherlands), 144A*	29,794	59,011,112
Affirm Holdings, Inc.*(a)	541,863	25,077,420
Mastercard, Inc. (Class A Stock)	166,657	59,559,879
Okta, Inc.*	130,067	19,634,914
Shopify, Inc. (Canada) (Class A Stock)*	85,239	57,618,154
Snowflake, Inc. (Class A Stock)*	123,517	28,301,450
Visa, Inc. (Class A Stock)(a)	354,557	78,630,106
		327,833,035
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PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.8%
Danaher Corp.	160,368	$47,040,745
Machinery — 2.1%
Deere & Co.	118,110	49,069,980
Fortive Corp.	585,902	35,699,009
Otis Worldwide Corp.	500,961	38,548,949
		123,317,938
Multi-Utilities — 1.1%
Dominion Energy, Inc.	735,048	62,457,029
Oil, Gas & Consumable Fuels — 4.5%
ConocoPhillips	2,589,997	258,999,700
Personal Products — 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	164,817	44,882,965
Pharmaceuticals — 5.6%
AstraZeneca PLC (United Kingdom), ADR(a)	1,257,634	83,431,440
Bristol-Myers Squibb Co.	1,292,204	94,369,658
Eli Lilly & Co.	449,223	128,643,991
Novo Nordisk A/S (Denmark), ADR	118,049	13,109,341
		319,554,430
Road & Rail — 2.0%
Uber Technologies, Inc.*	1,378,732	49,193,158
Union Pacific Corp.	234,271	64,005,180
		113,198,338
Semiconductors & Semiconductor Equipment — 5.8%
Broadcom, Inc.	107,729	67,834,797
Lam Research Corp.	71,230	38,293,960
NVIDIA Corp.	486,983	132,878,182
NXP Semiconductors NV (China)	232,467	43,024,992
QUALCOMM, Inc.	323,595	49,451,788
		331,483,719
Software — 9.0%
Adobe, Inc.*	173,626	79,107,478
Atlassian Corp. PLC (Class A Stock)*	155,792	45,776,363
Crowdstrike Holdings, Inc. (Class A Stock)*	209,890	47,661,821
Microsoft Corp.	772,910	238,295,882
salesforce.com, Inc.*	344,818	73,211,758
Trade Desk, Inc. (The) (Class A Stock)*	455,010	31,509,443
		515,562,745
Specialty Retail — 1.8%
Home Depot, Inc. (The)	100,952	30,217,962
Lowe’s Cos., Inc.	222,027	44,891,639
TJX Cos., Inc. (The)	472,360	28,615,569
		103,725,170
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	1,626,673	284,033,373
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 2.4%
Lululemon Athletica, Inc.*	95,147	$34,750,539
LVMH Moet Hennessy Louis Vuitton SE (France)	102,701	73,196,294
NIKE, Inc. (Class B Stock)	237,333	31,935,529
		139,882,362
Trading Companies & Distributors — 0.5%
United Rentals, Inc.*	86,509	30,728,862

Total Long-Term Investments (cost $3,036,571,683)		5,601,248,109
Short-Term Investments — 4.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	104,293,414	104,293,414
PGIM Institutional Money Market Fund (cost $135,193,318; includes $135,167,242 of cash collateral for securities on loan)(b)(wa)	135,518,777	135,396,810

Total Short-Term Investments (cost $239,486,732)		239,690,224

TOTAL INVESTMENTS—101.7% (cost $3,276,058,415)		5,840,938,333

Liabilities in excess of other assets — (1.7)%		(99,156,224)

Net Assets — 100.0%		$5,741,782,109

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $131,909,278; cash collateral of $135,167,242 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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